Cover	Dec. 19, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	US Lighting Group, Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K to amend Item 4.01 to clarify that the engagement of Marcum LLP to serve as the Company’s independent registered public accounting firm is contingent on Marcum completing their client acceptance procedures.
Document Period End Date	Dec. 19, 2022
Entity File Number	000-55689
Entity Registrant Name	U.S. Lighting Group, Inc.
Entity Central Index Key	0001536394
Entity Tax Identification Number	46-3556776
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1148 E 222nd Steet
Entity Address, City or Town	Euclid
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	216
Local Phone Number	896-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false